ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

6.     ACCOUNTS RECEIVABLE

	As at December 31,
	2018	2019	2019
	RMB	RMB	US$
Accounts receivable	90,453	80,878	11,618
Allowance for doubtful accounts	(3,585)	(7,147)	(1,027)
Accounts receivable, net	86,868	73,731	10,591

The rollforward in the allowance for doubtful accounts were as follows:

	For the Years Ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	US$
Balance at the beginning of the year	57	12,969	3,585	515
Provisions for the year	14,840	1,303	4,510	648
Reversal of provisions from prior periods due to subsequent cash collection during the year	—	(709)	(221)	(32)
Amounts written off during the year	(1,928)	(9,989)	(734)	(105)
Foreign exchange gain or loss	—	11	7	1
Balance at the end of the year	12,969	3,585	7,147	1,027

Provisions for allowance for doubtful debts are recorded in “general and administrative expenses” in the consolidated statements of comprehensive loss.

Accounts receivable with carrying value of nil and RMB30,524 (US$4,384)were used to secure certain bank borrowings as at December 31, 2018 and 2019, respectively (note 19).